Significant accounting estimates, assumptions and judgments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Significant accounting estimates, assumptions and judgments
3.	Significant accounting estimates, assumptions and judgments
The preparation of the Group’s interim condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent assets and liabilities. The reported amounts that result from making estimates and assumptions, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
The significant accounting estimates, assumptions and judgments applied in preparing these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2021, except for new estimates and assumptions as indicated below.
3.1	Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the interim condensed consolidated financial statements.
3.1.1 Business Combination Agreement (Spartan Merger)
The merger with Spartan is not within the scope of IFRS 3
Business Combinations
as Spartan does not meet the definition of a business as per IFRS 3. In accordance with an agenda decision of the IFRS Interpretations Committee, the transaction is in scope of IFRS 2
Share-based Payment
and was accounted for as a recapitalization in which Allego issued shares in exchange for the net assets of Spartan.
The excess of fair value of Allego shares issued over the fair value of Spartan’s identifiable net assets was treated as costs for the service of obtaining a listing and expensed during the reporting period in which the transaction occurred.
Additionally, Allego shares were issued with respect to the PIPE offering. Allego received a total of €136 million in cash and cash equivalents in return for issuing 15,000,000 common shares with a nominal value of €0.12 per share. The difference between the value of the proceeds on the date of the merger and the nominal value of the shares has been accounted for as share premium.
Furthermore, Allego shares were issued to Madeleine and an external consulting firm based on their relative shareholding percentage in Allego Holding immediately before the capital reorganization. This increase in share capital has been offset by a reduction in share premium of the same amount.

3.1.2 Warrants
Each Public and Private Warrant originally issued by Spartan to its public shareholders and its sponsors were converted on the closing date of the SPAC Transaction, into a right to acquire one ordinary share of Allego on the same terms as were in effect immediately prior to the closing date.
On the closing date of the BCA, Allego assumed the Warrants to registered holders of Spartan’s Public and Private Warrants. Allego assumed and continues to hold these warrants on the same terms as before.
According to management’s assessment, both the Public and Private Warrants fall within the scope of IAS 32 and have been classified as a current derivative financial liability (based on the warrants being exercisable
30
days after the closing date of the BCA). In accordance with IFRS 9
Financial Instruments
, the warrant derivatives that have been classified as financial liabilities shall be measured at fair value with subsequent changes in fair value to be recognized in the consolidated statement of profit or loss. For further details see Note 15.
3.1.3 Consolidation of
Mega-E
On July 28, 2021, the Allego Group and Meridiam EM SAS — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s then
ultimate parent — entered into a call option (the
“Mega-E
Option”) agreement to acquire 100%
of the share capital of Mega-E Charging B.V. (“Mega-E”). The Group paid no consideration for the option. The purchase price under the option amounts to
€9,456
thousand in accordance with the Mega-E Option agreement. The call option was exercisable by the Group at the earliest on January 15, 2022, and within the six-month period thereafter.
Until March 16, 2022, the exercise of the call option by the Allego Group was conditioned upon completion of the SPAC Transaction. On March 16, 2022, the Allego Group consummated the SPAC Transaction, thereby becoming able to exercise its call option right pursuant to the terms of the
MEGA-E
Option agreement. Therefore, the Group reassessed its control assessment over
Mega-E.

The call option provided the Group with potential voting rights, which are considered substantive as of March 16, 2022 (being the “acquisition date”), because as of that date all conditions under the call option agreement were met and the Group was able to exercise its rights thereunder. The Group concluded that these potential voting rights provided the Group with control over
Mega-E.
The acquisition of
Mega-E
by the Group is not considered to be a business combination within the scope of IFRS 3 as
Mega-E
does not meet the definition of a business as it does not contain any substantive processes. The acquisition of
Mega-E
has therefore been accounted for as an asset acquisition in the Group’s consolidated financial statements.
3.1.4 Acquisition of MOMA
On June 7, 2022, the Group acquired shares representing 100% of the share capital of Modélisation, Mesures et Applications S.A. (“MOMA”)—an unlisted software company based in France and current service provider for the Group’s EV Cloud platform. This constitutes a Business Combination (specifically referred to as the “MOMA acquisition”) as defined in terms of IFRS 3
Business Combinations
, thus the transaction has been accounted for by the Allego Group using the acquisition method of accounting in accordance with IFRS 3. The Group has considered the following main judgements:
Purchase price allocation
Assets and liabilities of subsidiaries acquired are included at their fair value at the acquisition date. Only the investment in equity securities acquired at acquisition date had a fair value that differed significantly from its carrying value (refer to Note 12 and Note 19 for further details). Furthermore, there were no intangible assets acquired at the acquisition date. The initial accounting for the business combination is incomplete at the time that these interim condensed consolidated financial statements are authorized for issue, because not all required information has been obtained and the identification and valuation procedures of the assets and liabilities are currently in process.
Goodwill
The excess of the purchase price over the fair value of the identifiable assets and liabilities is recorded as goodwill. An impairment assessment is performed at least once annually, or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment. Such impairment assessments require management to make significant estimates and assumptions.
Acquisition-related expenses
Acquisition-related expenses are recognized separately from the business combination and have been expensed as incurred in the consolidated statement of profit or loss.
3.1.5 Accounting for the First Special Fees Agreement
On December 16, 2020 (‘the First Special Fees Agreement grant date’), the Company’s immediate parent entity — Madeleine — entered into a First Special Fees Agreement (the “First Agreement”), pursuant to which an external consulting firm provided services to Madeleine and the Group relating to a contemplated share transaction (a “Liquidity Event”). As consideration for these services, the consulting firm is entitled to fees in cash and in shares based on the value of the Company in relation to a future Liquidity Event, payable by Madeleine.
Management assessed whether the Group has received services under the First Agreement that requires the First Agreement to be accounted for in the Group’s consolidated financial statements. The First Agreement was entered into by Madeleine and the consulting firm reports to the board of directors of Madeleine. The consulting services provided related to a Liquidity Event, but also to strategic and operational advice. The Group has benefited from these services and might also benefit from a Liquidity Event. Although the Group does not have the obligation to settle the obligation under the First Agreement, management believes that the services provided under the First Agreement benefit the Group. Therefore, the First Agreement is in scope of IFRS 2
Share-based
Payment
from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
The Group has also assessed that the total fair value of the grant should be recognized between the grant date and the estimated date of the Liquidity Event as the First Agreement compensates the external consulting firm for future services and creates a significant incentive for the external consulting firm to continue to provide services until a Liquidity Event takes place. The First Agreement therefore includes an implicit future service period over which the share-based payment expenses should be recognized.
In January 2021, the First Agreement was amended whereby certain definitions, including the definition of what entails a Liquidity Event, were changed. Another amendment in April 2021, provides the external consulting firm with the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of the Company and the First Agreement was extended until December 31, 2028. Management assessed and reflected these changes by re-estimating
the service period and the total fair value of the grant.
On July 28, 2021, the parties to the BCA agreed that the cash payments to be made by Meridiam under the First Agreement will be recharged to the Company or its legal successor. However, this repayment agreement does not result in an obligation for the Company to settle the First Agreement. Therefore, this does not change the accounting treatment of the First Agreement in the consolidated financial statements for the year ended December 31, 2021.
Refer to Note 8.1 for further details on the accounting for the Agreement.
3.1.6 Accounting for the Second Special Fees Agreement
On February 25, 2022 (‘the Second Special Fees Agreement grant date’), the Company’s then immediate parent entity — Madeleine — entered into a Second Special Fees Agreement (the “Second Agreement”), with the same external consulting firm as for the First Agreement described above. The purpose of this Second Agreement is to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to the Group’s capital raising efforts in the near future. The Agreement expires on the earlier of June 30, 2025, and the date on which Madeleine no longer holds any equity security in the Company. As consideration for the Second Agreement, the external consulting firm is entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the completion of the SPAC Transaction (the “Equity Injection(s)”).
Management assessed whether the Group has received services under the Second Agreement that requires the Second Agreement to be accounted for in the Group’s consolidated financial statements. The Second Agreement was entered into by Madeleine and the consulting firm reports to the board of directors of Madeleine. The consulting services provided related to the Equity Injections, but also to strategic and operational advice. The Group has benefited from these services and might also benefit from Equity Injections. Although the Group does not have the obligation to settle the obligation under the Second Agreement, management believes that the services provided under the Second Agreement benefit the Group. Therefore, the Second Agreement is in scope of IFRS 2
Share-based Payment
from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
The Group has also assessed that the total fair value of the grant should be recognized between the grant date and the estimated dates of the Equity Injections as the Second Agreement compensates the external consulting firm for future services and creates a significant incentive for the external consulting firm to continue to provide services until the Equity Injections takes place. The Second Agreement therefore includes an implicit future service period over which the share-based payment expenses should be recognized.
On March 10, 2022, the Second Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable for equity injections subsequent to the first Equity Injection. Management assessed and concluded these changes had no impact to the fair value of the grant.
On April 20, 2022, the Second Agreement was novated from Madeleine to Allego (the “Novation”), all the other terms of the Second Agreement remaining the same. As a result of the Novation, the Group has now the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
Refer to Note 8.2 for further details on the accounting for the Agreement.
3.1.7 Accounting for the Management Incentive Plan
In March 2022, the Group established the Management Incentive Plan (“MIP”), which includes two types of options that can be issued to the key management personnel: the grant options and the performance options. The options issued under the plan are classified as equity-settled share-based payment transactions, as the settlement with the participants shall be made using the company’s shares, as such they fall in scope of IFRS 2
Share-based Payment
from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
The issued options are recognized at fair value as an operating expense with the corresponding increase in retained earnings, over the vesting period being the period over which all of the specified vesting conditions are satisfied. For both options the service period is concluded to start on March 17, 2022 (the date at which the Group became a listed entity) as at that date there was a valid expectation of an award and a corresponding obligation by the Group. At March 17, 2022 there was no legally enforceable arrangement which was completed on May 14, 2022 which is the grant date. For the grant options the vesting date is the grant date while the expenses are recognized between the start of the service period and the vesting date. The performance options are recognized over the relevant service period, (starting on March 17, 2022), being the period to which the bonus relates and the vesting period of the shares. The number of shares expected to vest is estimated based on the non-market vesting conditions. For the details of fair value assessment we refer to Note 8.3.
At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in operating expenses, with a corresponding adjustment to retained earnings.
When the options are exercised, the Group transfers the appropriate number of shares to the employee. The proceeds received, net of any directly attributable transaction costs, are credited directly to equity. Where options are forfeited due to a failure by the employee to satisfy the service conditions, any expenses previously recognized in relation to such shares are reversed effective from the date of the forfeiture.
It is possible for the Group to net settle the options for (i) withholding taxes and (ii) the exercise price. This will result in classification of all the options as equity-settled since IFRS 2 includes an exception to the general principles for classification as cash-settled when an employer withholds awards due to a mandatory requirement to settle a tax exposure on behalf of an employee which is applicable to the Group.
Refer to Note 8.3 for further details on the accounting for the MIP.

3.2	Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within future periods, are described below.
The Group based its assumptions and estimates on parameters available when the interim condensed consolidated financial statements were prepared and are based on historical experience and other factors that are considered to be relevant. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
3.2.1 Valuation of purchase options to acquire MOMA and
Mega-E
On March 26, 2021, the Group entered into two option agreements, pursuant to which the Group was entitled to purchase shares representing 8.50% of the share capital (on a fully diluted basis) of MOMA
,
 a service
provider
for

the Group’s EV Cloud platform — and
100
% of a third-party company, which held
42.0
% of the share capital of MOMA.
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s then
ultimate parent — entered into a call option agreement to acquire 100% of the share capital of
Mega-E.
The fair value of the purchase options recorded in the consolidated statement of financial position cannot be measured based on quoted prices in active stock markets. Their fair value is therefore measured using an option pricing model, i.e. Black-Scholes pricing model. The inputs to this model are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing the fair value. Judgements include considerations of inputs such as the market value of the underlying assets (i.e. spot price per share) and volatility. Changes in assumptions relating to these factors could affect the reported fair value of the purchase options.
Due to the exercise of the MOMA options and the consolidation of Mega-E as of June 30, 2022, these options are not recognized on the interim condensed consolidated statement of financial position.
The assumptions and model used for estimating the fair value of the purchase options are disclosed in Note 19.
3.2.2 Valuation of share-based payment awards
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them.
For the measurement of the fair value of equity-settled transactions with an external consulting firm under the First Agreement at the grant date (and subsequent measurement dates to determine the fair value of consulting services received, for the portion of share-payment expenses that related to compensation for external consulting services), the Group used a valuation model which takes into account how the fees payable in cash and equity instrument depended on the equity value at the time of a future Liquidity Event.
For the measurement of the fair value of equity-settled transactions with an external consulting firm under the Second Agreement at the grant date (and subsequent measurement dates until the novation of the Second Agreement to determine the fair value of consulting services received, for the portion of share-payment expenses that relates to compensation for external consulting services) and at the novation date, the Group uses a valuation model which takes into account how the fees payable in cash will depend on the equity value following future Equity Injection events. The same valuation model is used for the measurement of the fair value of cash-settled transactions with an external consulting firm under the Second Agreement for measurement dates subsequent to the novation of the Second Agreement.
As the exercise price applicable to the options is negligible, no specific option-pricing models are used by the Company and the fair value of options granted under the Company’s management incentive plan is determined by reference to the fair value of the Company’s share at the grant date, excluding the impact of any service and non-market
performance vesting conditions (e.g. operational EBITDA, financing targets, compliance and reporting, engagement with investors and remaining an employee of the company over a specified time period). The options do not include any market conditions or non-vesting
conditions that should be included in the fair value at recognition.
The assumptions and model used for estimating the fair value for share-based payment transactions under the Agreement are disclosed in Note 8.
3.2.3 Valuation of warrant liabilities
Public and Private Warrants originally issued by Spartan to its public shareholders and its sponsors were converted on the closing date of the BCA into a right to acquire one ordinary share of the Company on substantially the same terms as were in effect immediately prior to the closing date (see Note 4).
On the closing date of the BCA (March 17, 2022), the Company issued Warrants to registered holders of Spartan’s Public and Private Warrants in exchange for the originally issued Warrants. The Company assumed and continues to hold these warrants on the same terms as before (unless the options were exercised during the period).
According to management’s assessment, both the Public and Private Warrants fall within the scope of IAS 32 and have been classified as a derivative financial liability. In accordance with IFRS 9, derivatives that are classified as financial liabilities shall be measured at fair value with subsequent changes in fair value to be recognized in the consolidated statement of profit or loss.
The Public Warrants and Private Warrants qualified for the level 3 category in the fair value hierarchy at the time of their issuance due to the fact that they were not traded in an active market at the time and their fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value. As at June 30, 2022, the warrants qualify for the level 1 category in the fair value hierarchy due to the fact that their fair value is determined based on quoted market inputs
Fair value valuations require management to make significant estimates and assumptions regarding the measurement of the Public and Private warrant derivative liabilities. The warrants qualified for the level 3 category in the fair value hierarchy at the time of their issuance due to the fact that they were not traded in an active market at the time and their fair value was determined using a binomial tree framework. As at June 30, 2022, the warrants qualify for the level 1 category in the fair value hierarchy due to the fact that their fair value is determined based on quoted market inputs. On April 15, 2022, the Private Warrants were exercised with the fair value on that date being determined based on quoted market inputs such as the spot price per share.
For further details regarding the inputs and assumptions inherent in the warrants’ valuation models used refer to Note 19.

3.	Significant accounting estimates, assumptions and judgments
The preparation of the Group’s consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent assets and liabilities. The reported amounts that result from making estimates and assumptions, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
3.1 Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.

3.1.1 Capitalization of development costs
The development costs in relation to the design and testing of the Group’s internally developed EV Cloud software platform are capitalized based on management judgments. These judgments relate to whether the following criteria are met:

•	It is technically feasible to complete the software so that it will be available for use.

•	Management intends to complete the software and use or sell it.

•	There is an ability to use or sell the software.

•	It can be demonstrated how the software will generate probable future economic benefits.

•	Adequate technical, financial and other resources to complete the development and to use or sell the software are available.

•	The expenditure attributable to the software during its development can be reliably measured.
In determining the development costs to be capitalized, the Group estimates the expected future economic benefits of the software (component) that is the result of the development project. Furthermore, management estimates the useful life of such software (component).
As at December 31, 2021, the carrying amount of capitalized development costs was €4,198 thousand (December 31, 2020: €3,812 thousand). The Group estimates the useful life of the development costs to be at three years based on the expected lifetime of the software (component). However, the actual useful life may be shorter or longer than three years, depending on innovations, market developments and competitor actions.
3.1.2 Revenue recognition
Significant judgment and estimates are necessary for the allocation of the proceeds received from an arrangement to the multiple performance obligations in a contract and the appropriate timing of revenue recognition. The Group enters into EPC contracts with customers that include promises to transfer multiple products and services, such as charging equipment and installation services. For arrangements with multiple products or services, the Group evaluates whether each of the individual products or services qualify as distinct performance obligations. In its assessment of whether products or services are a distinct performance obligation, the Group determines whether the customer can benefit from the product or service on its own or with other readily available resources and whether the service is separately identifiable from other products or services in the contract. This evaluation requires the Group to assess the nature of the charging equipment, as well as the grid connection and installation services and how each is provided in the context of the contract.
The Group enters into EPC contracts for the delivery and installation of charging equipment as a bundled package. The Group has determined that there are two separate performance obligations in these contracts. These distinct promises are (1) to deliver the charging equipment and, (2) to install the charging equipment (including the connection to the grid). The main reasons for separating these performance obligations are that these promises can be fulfilled separately with other readily available resources, and that the Group does not provide significant integration, modification or customization services related to the charging equipment.
The Group also provides operation and maintenance services to its customers which include operation of the EV charging infrastructure, maintenance of the charging points, access to the Group’s EV Cloud solution, EV Cloud software updates and interface management. The Group has determined that operation and maintenance services represent one single performance obligation because all services components are highly interrelated with one another.

3.1.3 Consolidation of
Mega-E
From the acquisition in May 2018 through December 2019,
Mega-E
Charging B.V.
(“Mega-E”)
has been consolidated by the Group. During that period, the Group held 100% of the shares and all the voting rights in
Mega-E.
In December 2019, the Group sold
Mega-E
to the French investor Meridiam EM SAS, which is a related party under common control of Meridiam SAS. At the time of the sale,
Mega-E
only had limited activities and owned an immaterial amount of net assets. The consideration for the sale was € nil and represented the net assets of the entity at the time of the transaction. At the date of the transfer,
Mega-E
consisted only of €100 share capital. During the year ended December 31, 2021, one of the directors of the Group was also an executive director of
Mega-E.
As at December 31, 2021, the director resigned from the Group. Additionally, one of the non-executive
directors of the Group is also a
non-executive
director of
Mega-E.
After this transaction,
Mega-E
established subsidiaries and formed the
Mega-E
Group. The
Mega-E
Group has entered into several EPC and O&M agreements with the Group with the purpose of constructing and operating charging stations across Europe (please also refer to Note 33 for more information).
The Group has assessed and concluded that it did not control
Mega-E
thereafter, where it has considered the relevant activities of the
Mega-E
Group:

•	setting business strategy;

•	approving the budget;

•	issuing instructions to find sites for the development of charging stations; and

•	approving business cases for charging stations.
Under the EPC and O&M contracts, the Group provides services to the
Mega-E
Group to support these relevant activities. The Group receives instructions and searches for appropriate sites and develops the related business cases. Subsequently, the Group presents such business cases to the
Mega-E
Group.
All decision-making surrounding the relevant activities (i.e., of the
Mega-E
Group’s asset companies) are fully within the discretion of the supervising body and shareholders of
Mega-E.
Allego does not have a seat in the supervising body. The voting in its general meeting or similar rights are the dominant factor in controlling the entity. All major decisions surrounding the relevant activities of the
Mega-E
Group are approved by Meridiam.
The residual risks of the
Mega-E
Group, such as impairment of assets and other risks associated with ownership of the assets, are solely borne by Meridiam. In case the assets are not utilized, negative effects are for the account of the
Mega-E
Group. As a result, the Group does not have any exposure to residual risks.
The Group does not hold any voting rights in the
Mega-E
Group. Furthermore, the relationship between the Group and the
Mega-E
Group is that of a customer and service provider. The Group does not have rights giving it the ability to direct the activities of the
Mega-E
Group, nor the ability to affect their returns. As a result, the Group does not control the
Mega-E
Group and is therefore not consolidated in the Group’s financial statements.
Purchase option to acquire
Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100% of the share capital of
Mega-E.
The exercise of the call option by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA and the call option can be exercised by the Group at the earliest on January 15, 2022, and within the six-month
period thereafter. Refer to Note 18 and 29 for information about the methods and assumptions used in determining the fair value of derivatives.

3.1.4 Accounting for the Special Fees Agreement
On December 16, 2020 (‘the grant date’), the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement (the “Agreement”), pursuant which an external consulting firm provides services to Madeleine and the Group relating to a contemplated share transaction (a “Liquidity Event”). As consideration for these services, the consulting firm is entitled to fees in cash and in shares based on the value of the Company in relation to a future Liquidity Event, payable by Madeleine.
Management assessed whether the Group has received services under the Agreement that requires the Agreement to be accounted for in the Group’s consolidated financial statements. The Agreement was entered into by Madeleine and the consulting firm reports to the board of directors of Madeleine. The consulting services provided related to a Liquidity Event, but also to strategic and operational advice. The Group has benefited from these services and might also benefit from a Liquidity Event. Although the Group does not have the obligation to settle the obligation under the Agreement, management believes that the services provided under the Agreement benefit the Group. Therefore, the Agreement is in scope of IFRS 2
Share-based Payment
from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
The Group has also assessed that the total fair value of the grant should be recognized between the grant date and the estimated date of the Liquidity Event as the Agreement compensates the external consulting firm for future services and creates a significant incentive for the external consulting firm to continue to provide services until a Liquidity Event takes place. The Agreement therefore includes an implicit future service period over which the share-based payment expenses should be recognized.
In January 2021, the Agreement was amended whereby certain definitions, including the definition of what entails a Liquidity Event, were changed. Another amendment in April 2021, provides the external consulting firm with the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of the Company and the Agreement was extended until December 31, 2028. Management assessed and reflected these changes by re-estimating
the service period and the total fair value of the grant.
On July 28, 2021, the parties to the BCA — Meridiam SAS, Spartan and the Company — agreed that the cash payments to be made by Meridiam under the Agreement will be recharged to the Company or its legal successor. However, this repayment agreement does not result in an obligation for the Company to settle the Agreement. Therefore, this does not change the accounting treatment of the Agreement in the consolidated financial statements for the year ended December 31, 2021.
Refer to Note 10 for further details on the accounting for the Agreement.
3.2 Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within future periods, are described below.
The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared and are based on historical experience and other factors that are considered to be relevant. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

3.2.1 Recognition of deferred tax assets
Deferred tax assets are carried on the basis of the tax consequences of the realization or settlement of assets, provisions, liabilities or accruals and deferred income as planned by the Group at the reporting date. A deferred tax asset is recognized to the extent that it is probable that there will be sufficient future taxable profit. In this assessment, the Group includes the availability of deferred tax liabilities, the possibility of planning of fiscal results and the level of future taxable profits in combination with the time and/or period in which the deferred tax assets are realized.
As at December 31, 2021, the Group recorded a deferred tax asset of €570 thousand (December 31, 2020: €722 thousand) which relates to carried-forward tax losses of the Group’s operations in Germany and Belgium (December 31, 2020: Germany). The Group expects that future taxable profits will be available against which these unused tax losses can be utilized. These losses can be carried forward indefinitely and have no expiry date.
At each reporting date presented, the Group also had unused tax losses available for carryforward in other jurisdictions where the Group incurred losses in the past for which no deferred tax assets have been recognized. The Group expects that future taxable profits will be available against which these unused tax losses can be utilized before the expiry date. However, the Group has determined that, for those jurisdictions, the threshold for recognizing deferred tax assets in excess of the level of deferred tax liabilities has not been met due to uncertainties such as the planned fiscal restructuring of the Group (see Note 27.3 for details). Therefore, for those jurisdictions, deferred tax assets have been recognized to the extent that the Group has deferred tax liabilities and no additional deferred tax assets have been recognized for unused tax losses at each reporting date presented.
Management determined the (deferred) tax position of the Group using estimates and assumptions that could result in a different outcome in the tax return filed with the tax authorities and could result in adjustments in subsequent periods.
3.2.2 Impairment of
non-financial
assets
At each reporting date, the Group assesses an asset or a group of assets for impairment whenever there is an indication that the carrying amounts of the asset or group of assets may not be recoverable. In such event the Group compares the assets or group of assets carrying value with its recoverable amount, which is the higher of the value in use and the fair value less costs of disposal. The Group uses a discounted cashflow (“DCF”) model to determine the value-in-use.
The cash flow projections contain assumptions and estimates of future expectations. This value in use is determined using cash flow projections from financial budgets approved by senior management covering a five-year period, cash flows beyond the five-year period are extrapolated using a growth rate and the future cash flows are discounted. The value in use amount is sensitive to the discount rate used in the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.
Impairments and reversal of impairments of chargers
During the years ended December 31, 2021 and 2020 the Group has identified several chargers that were not performing as expected. For these chargers the utilization was lower than included in the business plan for these chargers. Utilization rates are calculated by dividing the number of charging sessions by a maximum of fifty sessions per day. The identified chargers that were underutilized had a negative margin, but no technical issues (uptime above 95%). The Group considers this an indication for impairment. The Group subsequently compared the carrying value of these chargers with the value-in-use.
The impairment loss recognized in the consolidated statement of profit or loss for the year ended December 31, 2021 amounted to €354 thousand (2020: €466 thousand, 2019: €272 thousand).

During the year ended December 31, 2021, the Group has identified improvements in utilization rates for several chargers that were impaired in prior periods. The Group considers this an indication that an impairment loss recognized in prior periods no longer exists or may have decreased. The Group subsequently compared the carrying value of these chargers with the value-in-use.
The increased carrying value as a result of the reversal of impairment shall not exceed the carrying value that would have been determined (net of depreciation) had no impairment loss been recognized for these chargers in prior periods.
The
 reversal of impairments recognized in the consolidated statement of profit or loss for the year ended December 31, 2021 amounted to €
381
 thousand (2020: €
nil
, 2019: €
nil
).
3.2.3 Valuation of share-based payment awards
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them. For the measurement of the fair value of equity-settled transactions with an external consulting firm under the Agreement at the grant date (and subsequent measurement dates to determine the fair value of consulting services received, for the portion of share-payment expenses that relates to compensation for external consulting services), the Group uses a valuation model which takes into account how the fees payable in cash and equity instrument will depend on the equity value at the time of a future Liquidity Event.
The assumptions and model used for estimating the fair value for share-based payment transactions under the Agreement are disclosed in Note 10.
3.2.4 Valuation of purchase options
During the year ended December 31, 2021, the Group entered into two purchase option agreements to acquire an unlisted software company and into a purchase option agreement to acquire
Mega-E
Charging B.V. The fair value of the purchase options recorded in the consolidated statement of financial position cannot be measured based on quoted prices in active stock markets. Their fair value is therefore measured using an option pricing model, i.e. Black-Scholes pricing model. The inputs to this model are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing the fair value. Judgements include considerations of inputs such as the market value of the underlying assets (i.e. spot price per share) and volatility. Changes in assumptions relating to these factors could affect the reported fair value of the purchase options.
The assumptions and model used for estimating the fair value of the purchase options are disclosed in Note 29.